ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I - CONDENSED BALANCE SHEETS (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2021 $ / shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 CNY (¥)	Apr. 27, 2018 $ / shares shares
ASSETS.
Cash and cash equivalents		¥ 4,418,416	$ 677,152	¥ 2,108,123		¥ 1,445,802
TOTAL ASSETS		24,387,305	3,737,518	20,355,601
LIABILITIES.
Accrued expenses and other current liabilities		809,761	124,103	720,918
Amount due to subsidiaries		71,562	10,967	55,622
Short term loans		186,800	28,628	200,000
TOTAL LIABILITIES		14,906,215	2,284,478	13,140,871
EQUITY
Ordinary shares ($0.00001 par value; 5,000,000,000 shares authorized, 302,707,339 shares issued and 293,420,800 shares outstanding as of December 31, 2019, and 309,833,035 shares issued and 304,453,780 shares outstanding as of December 31, 2020, respectively)		21	3	20
Additional paid-in capital		5,417,406	830,254	5,117,184
Accumulated (deficit)/ Retained earnings		4,137,542	634,106	2,071,332
Other comprehensive income (loss)		(74,391)	(11,401)	24,906
TOTAL 360 DIGITECH INC EQUITY		9,480,578	1,452,962	7,213,442
TOTAL LIABILITIES AND EQUITY		¥ 24,387,305	$ 3,737,518	¥ 20,355,601
Stockholders' Equity, Other Disclosures
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00001		$ 0.00001				$ 0.001
Ordinary shares, authorized (in shares)		5,000,000,000	5,000,000,000	5,000,000,000			50,000,000
Ordinary shares, issued (in shares)		309,833,035	309,833,035	302,707,339			1
Ordinary shares, outstanding (in shares)		304,453,780	304,453,780	293,420,800			1
360 Finance, Inc | Reportable legal entities
ASSETS.
Cash and cash equivalents		¥ 19,560	$ 2,998	¥ 6,905
Amount due from a subsidiary		1,632,772	250,233	1,659,444
Investments in subsidiaries and VIEs		7,940,533	1,216,940	5,566,790
TOTAL ASSETS		9,592,865	1,470,171	7,233,139
LIABILITIES.
Accrued expenses and other current liabilities		2,751	422	5,582
Amount due to subsidiaries		27,973	4,287	14,115
Short term loans		81,563	12,500
TOTAL LIABILITIES		112,287	17,209	19,697
EQUITY
Ordinary shares ($0.00001 par value; 5,000,000,000 shares authorized, 302,707,339 shares issued and 293,420,800 shares outstanding as of December 31, 2019, and 309,833,035 shares issued and 304,453,780 shares outstanding as of December 31, 2020, respectively)		21	3	20
Additional paid-in capital		5,417,406	830,254	5,117,184
Accumulated (deficit)/ Retained earnings		4,137,542	634,106	2,071,332
Other comprehensive income (loss)		(74,391)	(11,401)	24,906
TOTAL 360 DIGITECH INC EQUITY		9,480,578	1,452,962	7,213,442
TOTAL LIABILITIES AND EQUITY		¥ 9,592,865	$ 1,470,171	¥ 7,233,139
Stockholders' Equity, Other Disclosures
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.00001		$ 0.00001
Ordinary shares, authorized (in shares)		5,000,000,000	5,000,000,000	5,000,000,000
Ordinary shares, issued (in shares)		309,833,035	309,833,035	302,707,339
Ordinary shares, outstanding (in shares)		304,453,780	304,453,780	293,420,800